Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Stock Options Estimated Using Significant Assumptions

The fair value of stock options was estimated using the following significant assumptions:

	2010	2011	2012
Suboptimal exercise factor	2.5 to 4.24	3.83 to 8.93	7.45 to 7.66
Risk-free interest rate	3.58 to 4.50%	1.88 to 2.66%	0.81 to 1.19%
Volatility	45.36 to 51.42%	50.61 to 50.69%	51.35 to 51.89%
Dividend yield	—	—	—
Life of option	10 years	6 years	6 years

Groups Share Option Activity Under Option Plans

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2012	9,773,842	1.84
Granted	2,838,795	2.80
Forfeited	(917,940)	3.55
Exercised	(1,889,872)	1.53

Share options outstanding at December 31, 2012	9,804,825	2.02	5.95	22,042

Share options vested or expected to vest at December 31, 2012	9,302,216	2.00	5.92	21,057

Share options exercisable at December 31, 2012	5,676,003	1.59	6.03	15,144

Significant Assumptions of Monte Carlo Simulation	The significant assumptions of the Monte Carlo simulation are the following:

2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

Groups Restricted Stock Activity

The following table summarized the Group’s nonvested restricted stock activity in 2012.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2012	571,825	4.17
Granted	2,554,405	2.92
Forfeited	(92,188)	4.07

Nonvested restricted stocks outstanding at December 31, 2012	3,034,042	3.12